Document And Entity Information	Mar. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2024
Entity Registrant Name	CLEANSPARK, INC.
Entity Central Index Key	0000827876
Entity Emerging Growth Company	false
Entity File Number	001-39187
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-0449945
Entity Address, Address Line One	10624 S. Eastern Ave.
Entity Address, Address Line Two	Suite A - 638
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(702)
Local Phone Number	989-7692
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CLSK
Security Exchange Name	NASDAQ